Segment information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
4. Segment information

There are two operating segments. The segment profit measure is Segment EBITDA, which is defined as earnings before interest, taxes, depreciation, amortization and other financial items (gains and losses on derivative instruments and other items, net). Segment EBITDA is reconciled to operating income and net income in the segment presentation below. The two segments are “Majority held FSRUs” and “Joint venture FSRUs.” In addition, unallocated corporate costs that are considered to benefit the entire organization and interest income from advances to joint ventures and the demand note due from Höegh LNG are included in “Other.”

For the year ended December 31, 2014, Majority held FSRUs includes the direct financing lease related to the PGN FSRU Lampung, and construction contract revenues and expenses of the Mooring. The Mooring was constructed on behalf of, and was sold to, PGN using the percentage of completion method of accounting. The Mooring project was completed as of December 31, 2014. For the years ended December 31, 2013 and 2012, Majority held FSRUs includes a newbuilding, the PGN FSRU Lampung, and construction contract revenues and expenses of the Mooring under construction.

As of December 31, 2014 and 2013, Joint venture FSRUs include two 50% owned FSRUs, the GDF Suez Neptune and the GDF Suez Cape Ann, that operate under long term time charters with one charterer, GDF Suez Global LNG Supply SA.

The accounting policies applied to the segments are the same as those applied in the consolidated and combined carve-out financial statements, except that Joint venture FSRUs are presented under the proportional consolidation method for the segment note and under equity accounting for the consolidated and combined carve-out financial statements. Under the proportional consolidation method, 50% of the Joint venture FSRUs’ revenues, expenses and assets are reflected in the segment note. Management monitors the results of operations of joint ventures under the proportional consolidation method and not the equity method of accounting.

In time charters, the charterer, not the Partnership, controls the choice of locations or routes the FSRUs serve. Accordingly, the presentation of information by geographical region is not meaningful. The following tables include the results for the segments for the years ended December 31, 2014, 2013 and 2012.

	Year ended December 31, 2014
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$20,918	41,319	—	62,237	(41,319)	$20,918
Construction contract revenues	49,277	—	—	49,277	—	49,277
Total revenues	70,195	41,319	—	111,514		70,195
Operating expenses	(11,879)	(8,485)	(6,213)	(26,577)	8,485	(18,092)
Construction contract expenses	(35,384)	—	—	(35,384)	—	(35,384)
Equity in earnings of joint ventures	—	—	—	—	(5,330)	(5,330)
Segment EBITDA	22,932	32,834	(6,213)	49,553
Depreciation and amortization	(1,317)	(9,148)	—	(10,465)	9,148	(1,317)
Operating income (loss)	21,615	23,686	(6,213)	39,088		10,072
Gain (loss) on derivative instruments	(161)	(11,879)	—	(12,040)	11,879	(161)
Other financial income (expense), net	(11,456)	(17,137)	4,459	(24,134)	17,137	(6,997)
Income (loss) before tax	9,998	(5,330)	(1,754)	2,914	—	2,914
Income tax expense	(505)	—	—	(505)	—	(505)
Net income (loss)	$9,493	(5,330)	(1,754)	2,409	—	$2,409

	As of December 31, 2014
		Joint venture				Consolidated
						and
	Majority	FSRUs		Total		combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$—	—	—	—	—	$—
Vessels, net of accumulated depreciation	—	279,670	—	279,670	(279,670)	—
Net investment in direct financing lease	295,188			295,188		295,188
Advances to joint ventures	—	—	18,952	18,952	—	18,952
Total assets	377,626	300,327	190,589	868,542	(300,327)	568,215
Accumulated losses of joint ventures	—	—	50	50	(59,680)	(59,630)
Expenditures for newbuildings, vessels & equipment	172,173	2,358	—	174,531	(2,358)	172,173
Expenditures for drydocking	—	—	—	—	—	—
Principal repayment direct financing lease	$1,311	—	—	1,311	—	$1,311

	Year ended December 31, 2013
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	41,110	—	41,110	(41,110)	$—
Construction contract revenues	50,362	—	—	50,362	—	50,362
Other revenues	511	—	—	511	—	511
Total revenues	50,873	41,110	—	91,983		50,873
Operating expenses	(4,490)	(8,763)	(3,553)	(16,806)	8,763	(8,043)
Construction contract expenses	(43,272)	—	—	(43,272)	—	(43,272)
Equity in earnings of joint ventures	—	—	—	—	40,228	40,228
Segment EBITDA	3,111	32,347	(3,553)	31,905
Depreciation and amortization	(8)	(9,053)	—	(9,061)	9,053	(8)
Operating income (loss)	3,103	23,294	(3,553)	22,844		39,778
Gain (loss) on derivative instruments	—	35,038	—	35,038	(35,038)	—
Other financial income (expense), net	(1,373)	(18,104)	2,122	(17,355)	18,104	749
Income (loss) before tax	1,730	40,228	(1,431)	40,527	—	40,527
Income tax expense	—	—	—	—	—	—
Net income (loss)	$1,730	40,228	(1,431)	40,527	—	$40,527

	As of December 31, 2013
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Newbuildings	$122,517	—	—	122,517	—	$122,517
Vessels, net of accumulated depreciation	—	286,460	—	286,460	(286,460)	—
Advances to joint ventures	—	—	24,510	24,510		24,510
Total assets	202,220	307,335	24,510	534,065	(307,335)	226,730
Accumulated losses of joint ventures	—	—	50	50	(54,350)	(54,300)
Expenditures for newbuildings, vessels & equipment	36,450	522	—	36,972	(522)	36,450
Expenditures for drydocking	$—	—	—	—	—	$—

	Year ended December 31, 2012
		Joint venture				Consolidated
	Majority	FSRUs		Total		and combined
	held	(proportional		Segment	Elimin-	carve-out
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations	reporting
Time charter revenues	$—	41,076	—	41,076	(41,076)	$—
Construction contract revenues	5,512	—	—	5,512	—	5,512
Other revenues	—	—	—	—	—	—
Total revenues	5,512	41,076	—	46,588		5,512
Operating expenses	(2,372)	(8,652)	(813)	(11,837)	8,652	(3,185)
Construction contract expenses	(5,512)	—	—	(5,512)	—	(5,512)
Equity in earnings of joint ventures	—	—	—	—	5,007	5,007
Segment EBITDA	(2,372)	32,424	(813)	29,239
Depreciation and amortization	—	(9,060)	—	(9,060)	9,060	—
Operating income (loss)	(2,372)	23,364	(813)	20,179		1,822
Gain (loss) on derivative instruments	—	693	—	693	(693)	—
Other financial income (expense), net	(115)	(19,050)	2,481	(16,684)	19,050	2,366
Income (loss) before tax	(2,487)	5,007	1,668	4,188	—	4,188
Income tax expense	—	—	—	—	—	—
Net income (loss)	$(2,487)	5,007	1,668	4,188	—	$4,188

For the years ended December 31, 2014, 2013 and 2012, the percentage of consolidated and combined carve-out total revenues from the following customers accounted for over 10% of the consolidated and combined carve-out total revenues:

	Year ended
	December 31,
	2014	2013	2012
PGN	100%	100%	100%